Average Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Emerging Markets Fund	Dec. 30, 2023
Fidelity Emerging Markets Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(27.48%)
Past 5 years	1.32%
Past 10 years	4.44%
Fidelity Emerging Markets Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(27.45%)
Past 5 years	0.94%
Past 10 years	4.25%
Fidelity Emerging Markets Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(16.01%)
Past 5 years	1.22%
Past 10 years	3.70%
IXYE0
Average Annual Return:
Past 1 year	(20.07%)
Past 5 years	(1.37%)
Past 10 years	1.47%